Revenue	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Revenue	Revenue

	United States Dollar
Figures in millions unless otherwise stated	2025	2024	2023

Revenue from contracts with customers[1]	8,751.3	5,201.6	4,500.7
– Gold[2]	8,406.5	5,008.9	4,293.1
– Copper[3]	228.1	192.7	207.6
– Silver[4]	116.7	—	—

[1] The Group generates revenue primarily from the sale of gold and silver bullion and copper concentrate to refineries and banks. The disaggregation of revenue from contracts with customers by primary geographical market and product is described in the segment note (note 45).
[2]All regions.
[3] Only Peru region (Cerro Corona).
[4] Mainly Salares Norte.